FORM 13F COVER PAGE

Report for the Calendar Quarter ended: September 30,2008

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Cheswick Wright Wealth Management LLC
Address:          131 Rowayton Avenue
                  Rowayton, Connecticut 06853

13F File Number:  028-12018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scheduled, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Judith R. Corchard
Title:    Compliance Officer
Phone:    203-783-4400
Signature, Place, and Date of Signing:


/s/ Judith R. Corchard
 -------------------------
    Judith R. Corchard     Milford, Connecticut      October 16, 2008


Report Type (check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                                                            Cheswick Wright Wealth Management
                                                                        FORM 13F
                                                                   September 30, 2008

                                                            Form 13F Information Table                       Voting Authority
                                      Title                 --------------------------                    -----------------------
                                       of                      Value      Shares/  Sh/  Put/ Invstmt Other
Name Of Issuer                        Class           CUSIP   (x$1000)    Prn Amt  Prn  Call Dscretn Mgrs  Sole   Shared  None
-------------------------            -------       --------- ----------  -------- ----- ---- ------- ----- ----- ------- -------


COMMON STOCK
------------
3M Co.                                 COM        88579y101        926      13,565   SH        SOLE         2,865   0      10,700
AT&T Inc                               COM        00206r102        981      35,150   SH        SOLE        33,918   0       1,232
Abbott Laboratories                    COM        002824100      1,651      28,684   SH        SOLE             0   0      28,684
Adobe Systems                          COM        00724f101        586      14,845   SH        SOLE             0   0      14,845
Air Products & Chemicals               COM        009158106        210       3,065   SH        SOLE         2,940   0         125
Allergan, Inc.                         COM        018490102      1,059      20,565   SH        SOLE             0   0      20,565
American Express Co.                   COM        025816109      1,294      36,530   SH        SOLE         9,510   0      27,020
Amgen Inc.                             COM        031162100      1,073      18,110   SH        SOLE             0   0      18,110
Amphenol Corp.                         COM        032095101        504      12,550   SH        SOLE             0   0      12,550
Apple Computer  Inc                    COM        037833100      2,395      21,072   SH        SOLE         1,800   0      19,272
Bank Of America Corp                   COM        060505104      1,520      43,441   SH        SOLE        14,806   0      28,635
Bank of New York Mellon Corp           COM        064058100        290       8,890   SH        SOLE         8,670   0         220
Berkshire Hathaway Inc.                COM        084670207        395          90   SH        SOLE             0   0          90
Caterpillar Inc                        COM        149123101        465       7,803   SH        SOLE         7,553   0         250
Celgene Corp.                          COM        151020104        761      12,030   SH        SOLE             0   0      12,030
Chevron Corp                           COM        166764100      1,108      13,435   SH        SOLE        12,970   0         465
Cisco System Inc                       COM        17275r102      5,353     237,289   SH        SOLE        20,768   0     216,521
Citigroup Inc                          COM        172967101        346      16,880   SH        SOLE        16,100   0         780
Coach, Inc.                            COM        189754104        434      17,345   SH        SOLE             0   0      17,345
Coca Cola Co.                          COM        191216100      2,968      56,129   SH        SOLE         6,030   0      50,095
Computer Sciences Corp                 COM        205363104        291       7,250   SH        SOLE         7,020   0         230
Costco Wholesale Corp                  COM        22160k105      1,958      30,150   SH        SOLE         5,645   0      24,505
CVS Caremark Corp.                     COM        126650100        244       7,245   SH        SOLE             0   0       7,245
Danaher Corporation                    COM        235851102      2,820      40,640   SH        SOLE             0   0      40,640
EMC Corporation                        COM        268648102        136      11,385   SH        SOLE        11,030   0         355
Exelon Corp                            COM        30161n101        463       7,395   SH        SOLE         7,150   0         245
Exxon Mobil Corp                       COM        30231g102      6,615      85,175   SH        SOLE        13,289   0      71,886
Firstenergy Corp                       COM        337932107        218       3,255   SH        SOLE         3,140   0         115
Fiserv Inc.                            COM        337738108      1,302      27,525   SH        SOLE             0   0      27,525
Genentech Inc.                         COM        368710406        734       8,280   SH        SOLE             0   0       8,280
General Electric Co.                   COM        369604103        366      14,335   SH        SOLE        13,760   0         575
Gilead Sciences                        COM        375558103        620      13,600   SH        SOLE             0   0      13,600
Goldman Sachs                          COM        38141g104      1,899      14,835   SH        SOLE             0   0      14,835
Hewlett-Packard Co.                    COM        428236103      1,142      24,699   SH        SOLE        15,649   0       9,050
Honeywell Intl Inc                     COM        438516106        334       8,045   SH        SOLE         7,720   0         325
I B M                                  COM        459200101      1,193      10,200   SH        SOLE         7,125   0       3,075
Illinois Tool Works                    COM        452308109        260       5,845   SH        SOLE         5,660   0         185
Intel Corp                             COM        458140100      3,723     198,763   SH        SOLE        25,292   0     173,471
JP Morgan Chase & Co.                  COM        46625h100        603      12,905   SH        SOLE        12,545   0         360
Johnson & Johnson                      COM        478160104     12,993     187,551   SH        SOLE         8,725   0     178,826
Laboratory Corp American Hldg          COM        50540r409        202       2,905   SH        SOLE         2,795   0         110
McDonalds Corp                         COM        580135101        715      11,590   SH        SOLE        11,285   0         305
Medis Technologies                     COM        58500p107         41      22,875   SH        SOLE             0   0      22,875
Medtronic Inc                          COM        585055106        812      16,206   SH        SOLE         8,950   0       7,256
Metlife Inc                            COM        59156r108        598      10,685   SH        SOLE        10,385   0         300
Microchip Technology                   COM        595017104        303      10,300   SH        SOLE             0   0      10,300
Microsoft Corp                         COM        594918104      7,320     274,241   SH        SOLE        26,344   0     247,897
Molson Coors Brewing Co-B              COM        60871r209        320       6,855   SH        SOLE         6,635   0         220
Nike Inc Cl B                          COM        654106103        317       4,745   SH        SOLE         4,605   0         140
Noble Corp                             COM        g65422100        198       4,520   SH        SOLE         4,385   0         135
Pepsico Inc                            COM        713448108      1,284      18,018   SH        SOLE         7,355   0      10,663
Pfizer Inc                             COM        717081103      1,602      86,890   SH        SOLE        27,505   0      59,385
Philip Morris Int'l                    COM        718172109        214       4,455   SH        SOLE             0   0       4,455
Procter & Gamble                       COM        742718109      2,256      32,369   SH        SOLE         7,070   0      25,299
RF Micro Devices Inc                   COM        749941100         44      15,215   SH        SOLE        15,215   0           0
Sabine Royalty Trust                   COM        785688102        497       8,895   SH        SOLE             0   0       8,895
San Juan Basin Royalty Trust           COM        798241105        760      20,000   SH        SOLE             0   0      20,000
Schlumberger Ltd                       COM        806857108      3,467      44,400   SH        SOLE         7,405   0      36,993
Sigma-Aldrich                          COM        826552101      2,369      45,188   SH        SOLE         5,675   0      39,513
Starbucks                              COM        855244109        157      10,590   SH        SOLE             0   0      10,590
State Street Corp                      COM        857477103        296       5,207   SH        SOLE             0   0       5,207
Stericycle Inc                         COM        858912108      3,325      56,450   SH        SOLE             0   0      56,450
Suncor Energy                          COM        867229106      2,511      59,585   SH        SOLE             0   0      59,585
Synovus Financial Corp                 COM        87161c105      5,756     556,111   SH        SOLE       556,111   0           0
Target Corp                            COM        87612e106        454       9,255   SH        SOLE         9,005   0         250
Time Warner Inc                        COM        887317105        173      13,160   SH        SOLE        12,770   0         390
Total System Services, Inc.            COM        891906109      4,418     269,376   SH        SOLE       269,376   0           0
Transocean Inc                         COM        g90073100      2,338      21,294   SH        SOLE             0   0      21,294
US Bancorp (New)                       COM        902973304        526      14,595   SH        SOLE        14,110   0         485
United Technologies                    COM        913017109      1,099      18,305   SH        SOLE         7,640   0      10,665
Varian Medical                         COM        92220p105      3,932      68,830   SH        SOLE             0   0      68,830
Wellpoint Inc                          COM        94973v107        241       5,155   SH        SOLE         5,005   0         150
Wells Fargo Company                    COM        949746101     10,137     270,109   SH        SOLE        14,430   0     255,679
Zimmer Holdings Inc                    COM        98956p102        566       8,775   SH        SOLE             0   0       8,775
                                                              ---------
Total Common Stock                                             121,481

ADR's
--------------
Canadian Nat Res, Ltd.                            136385101        290       4,240   SH        SOLE             0   0       4,240
Teva Pharmaceuticals                              881624209      2,995      65,410   SH        SOLE             0   0      65,410
                                                              ---------
Total ADR's                                                      3,285


GRAND TOTAL                                                    124,766
                                                              =========

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   76
Form 13F Information Table Value Total:             $124,766



List of Other Included Managers:            NONE